Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [Line Items]
Others	₩ 1,043,238	₩ 2,322,067	₩ 720,467
Selling general and administrative expenses [member]
Statement of comprehensive income [Line Items]
Salaries	372,966	354,709	387,414
Expenses related to defined benefit plans	24,822	26,872	22,859
Other employee benefits	86,692	91,396	86,757
Shipping	91,960	213,613	298,684
Fees and commissions	253,495	272,337	248,478
Depreciation	264,982	263,739	267,042
Taxes and dues	65,528	69,851	74,542
Advertising	76,404	108,315	126,335
Warranty	101,846	251,395	216,873
Insurance	13,610	15,100	16,654
Travel	18,421	17,912	6,935
Training	9,775	15,458	15,556
Others	95,186	126,022	84,323
Selling, general and administrative expenses	₩ 1,475,687	₩ 1,826,719	₩ 1,852,452